31. Equity (Details)	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Number of shares	273,655,375
Percent	100.00%
Common
Disclosure of classes of share capital [line items]
Number of shares	145,031,080
Percent	100.00%
Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	328,627
Percent	100.00%
Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	128,295,668
Percent	100.00%
State of Paraná
Disclosure of classes of share capital [line items]
Number of shares	85,028,598
Percent	31.07%
State of Paraná | Common
Disclosure of classes of share capital [line items]
Number of shares	85,028,598
Percent	58.63%
State of Paraná | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
State of Paraná | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
BNDES
Disclosure of classes of share capital [line items]
Number of shares	65,580,781
Percent	23.96%
BNDES | Common
Disclosure of classes of share capital [line items]
Number of shares	38,298,775
Percent	26.41%
BNDES | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
BNDES | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	27,282,006
Percent	21.26%
Eletrobrás
Disclosure of classes of share capital [line items]
Number of shares	1,530,774
Percent	0.56%
Eletrobrás | Common
Disclosure of classes of share capital [line items]
Number of shares	1,530,774
Percent	1.06%
Eletrobrás | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
Eletrobrás | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
Free float: B3
Disclosure of classes of share capital [line items]
Number of shares	87,648,065
Percent	32.03%
Free float: B3 | Common
Disclosure of classes of share capital [line items]
Number of shares	18,691,826
Percent	12.89%
Free float: B3 | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	76,763
Percent	23.36%
Free float: B3 | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	68,879,476
Percent	53.69%
Free float: NYSE
Disclosure of classes of share capital [line items]
Number of shares	33,101,514
Percent	12.10%
Free float: NYSE | Common
Disclosure of classes of share capital [line items]
Number of shares	1,144,316
Percent	0.79%
Free float: NYSE | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
Free float: NYSE | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	31,957,198
Percent	24.91%
Free float: Latibex
Disclosure of classes of share capital [line items]
Number of shares	128,231
Percent	0.05%
Free float: Latibex | Common
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
Free float: Latibex | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
Free float: Latibex | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	128,231
Percent	0.10%
Municipalities
Disclosure of classes of share capital [line items]
Number of shares	191,190
Percent	0.07%
Municipalities | Common
Disclosure of classes of share capital [line items]
Number of shares	178,393
Percent	0.12%
Municipalities | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	9,326
Percent	2.84%
Municipalities | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	3,471
Percent	0.00%
Other shareholders
Disclosure of classes of share capital [line items]
Number of shares	446,222
Percent	0.16%
Other shareholders | Common
Disclosure of classes of share capital [line items]
Number of shares	158,398
Percent	0.10%
Other shareholders | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	242,538
Percent	73.80%
Other shareholders | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	45,286
Percent	0.04%